UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     JLB & Associates, Inc.
          ----------------------------------------------------------------------
Address:  44670 Ann Arbor Road, Suite 190
          ----------------------------------------------------------------------
          Plymouth, Michigan  48170
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-03957
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Bashaw
          ----------------------------------------------------------------------
Title:    Vice President
          ----------------------------------------------------------------------
Phone:    (734) 454-9191
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James E. Bashaw                 Plymouth, Michigan                 07/07/00
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 94
                                        -------------------

Form 13F Information Table Value Total: $ 201,168
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:            ITEM 2:     ITEM 3:     ITEM 4:    ITEM 5:           ITEM 6:        ITEM 7:          ITEM 8:
--------------------  -------------- ---------  ----------  ----------  -------------------- -------- -----------------------
   NAME OF ISSUER     TITLE OF CLASS  CUSIP        FAIR     SHARES OR       INVESTMENT       MANAGERS     VOTING AUTHORITY
                                      NUMBER      MARKET    PRINCIPAL       DISCRETION                ------- ------- -------
                                                   VALUE      AMOUNT    ------ ------ ------            (A)     (B)     (C)
                                                   (000)                 (A)    (B)    (C)             SOLE    SHARED   NONE
                                                                                      SHARED
                                                                         SOLE  SHARED OTHER
--------------------  -------------- ---------  ----------  ----------  ------ ------ ------ -------- ------- ------- -------
ABBOTT LABORATORIES        COM       002824100       4,828    108,350      X                           12,700          95,650
ABERCROMBIE & FITCH        COM       002896207         655     53,750      X                                           53,750
AMBAC                      COM       023139108       1,020     18,600      X                                           18,600
AMERICAN EXPRESS           COM       025816109       2,711     52,001      X                                           52,001
AMERICAN INTL GROUP        COM       026874107         248      2,108      X                                            2,108
AMETEK                     COM       031100100       2,698    154,150      X                           11,000         143,150
AMGEN                      COM       031162100       8,627    122,800      X                           23,400          99,400
ANHEUSER BUSCH             COM       035229103       2,397     32,100      X                                           32,100
APPLIED MATERIALS          COM       038222105       5,368     59,230      X                                           59,230
AVON PRODUCTS              COM       054303102       4,056     91,150      X                           16,000          75,150
BANK OF AMERICA            COM       06605F102       1,169     27,188      X                            3,900          23,288
BECTON DICKINSON           COM       075887109         754     26,300      X                                           26,300
BED BATH & BEYOND          COM       075896100         720     19,850      X                                           19,850
BELL ATLANTIC              COM       077853109       2,030     39,950      X                                           39,950
BRISTOL-MYERS SQUIBB       COM       110122108       2,293     39,360      X                                           39,360
CARDINAL HEALTH            COM       14149Y108         333      4,500      X                            4,500               0
CATALINA MARKETING         COM       148867104       4,338     42,532      X                                           42,532
CATERPILLAR                COM       149123101       1,102     32,531      X                                           32,531
CHAMPION ENTERPRISES       COM       158496109         205     42,150      X                                           42,150
CHASE MANHATTAN            COM       16161A108         690     14,970      X                            9,900           5,070
CISCO SYSTEMS              COM       751277302       6,243     98,220      X                           30,900          67,320
CITIGROUP                  COM       172967101         425      7,050      X                                            7,050
COCA COLA                  COM       191216100       1,327     23,111      X                                           23,111
COLGATE PALMOLIVE          COM       194162103       1,012     16,900      X                                           16,900
COMPUTER ASSOCIATES        COM       204912109       4,549     88,873      X                            6,000          82,873
COMPUWARE                  COM       205638109         220     21,204      X                                           21,204
COSTCO WHSL                COM       22160Q102         350     10,600      X                           10,600               0
CRANE                      COM       224399105         545     22,425      X                                           22,425
DELL COMPUTER              COM       247025109       8,148    165,222      X                           18,000         147,222
DELTA AIR LINES            COM       247361108       2,694     53,275      X                                           53,275
DOLLAR TREE STORES         COM       256747106       1,315     33,239      X                                           33,239
DOVER                      COM       260003108       1,525     37,600      X                                           37,600
DU PONT                    COM       263534109         818     18,700      X                                           18,700
EASTMAN KODAK              COM       277461109         769     12,927      X                                           12,927
EATON                      COM       278058102       1,129     16,850      X                                           16,850
EQUIFAX                    COM       294429105       1,351     51,460      X                           14,300          37,160
ETHAN ALLEN INTERIORS      COM       297602104         364     15,160      X                                           15,160
EXXON MOBIL                COM       30231G102         380      4,838      X                                            4,838
F M C                      COM       302491303         363      6,250      X                                            6,250
FANNIE MAE                 COM       313586109       3,665     70,225      X                            8,500          61,725
FIRST UNION                COM       337358105       1,046     42,150      X                            7,400          34,750
FORD                       COM       345370100       2,241     52,117      X                                           52,117
FREDDIE MAC                COM       313400301       1,687     41,650      X                                           41,650
GANNETT                    COM       364730101       1,241     20,750      X                                           20,750
GAP (THE)                  COM       364760108         955     30,550      X                                           30,550
GENERAL MOTORS             COM       370442105       2,323     40,017      X                            7,200          32,817
HEWLETT PACKARD            COM       428236103         268      2,150      X                                            2,150
HONEYWELL                  COM       438506107       3,292     97,727      X                           17,987          79,740
I B M                      COM       459200101         208      1,900      X                                            1,900
I C N PHARM                COM       448924100         537     19,312      X                                           19,312
IMS HEALTH                 COM       449934108       1,203     66,858      X                           12,000          54,858
INTEL                      COM       458140100       9,717     72,684      X                            7,800          64,884
INTERPUBLIC GROUP          COM       460690100         894     20,800      X                                           20,800
JOHNSON & JOHNSON          COM       478160104       1,884     18,496      X                                           18,496
KIMBERLY-CLARK             COM       494368103       4,443     77,442      X                                           77,442
LEXMARK INTL GROUP         COM       529771107       1,966     29,240      X                                           29,240
LILLY ELI & CO             COM       532457108       1,868     18,700      X                                           18,700
LUCENT TECHNOLOGIES        COM       549463107         555      9,364      X                            8,000           1,364
M B N A                    COM       55262L100       3,898    143,705      X                                          143,705
MAYTAG                     COM       578592107       3,548     96,210      X                           14,000          82,210
MEDTRONIC                  COM       585055106         379      7,600      X                            7,600               0
MERCK                      COM       589331107       3,021     39,425      X                                           39,425
METTLER TOLEDO INTL        COM       592688105         914     22,850      X                                           22,850
MICROSOFT                  COM       594918104       1,107     13,840      X                            7,200           6,640
MILLIPORE                  COM       601073109         384      5,100      X                                            5,100
MORGAN J P                 COM       616880BF6         341      3,100      X                                            3,100
NATIONAL CITY CORP         COM       635405103         215     12,600      X                                           12,600
NORTEL NETWORKS            COM       656569100         205      3,000      X                                            3,000
ORACLE                     COM       68389X105      14,667    174,482      X                                          174,482
P P G INDUSTRIES           COM       693506107       1,064     24,000      X                            8,000          16,000
PATTERSON DENTAL           COM       703412106       4,717     92,490      X                                           92,490
PEPSICO                    COM       713448108         724     16,284      X                            5,200          11,084
PFIZER                     COM       717081103       2,786     58,042      X                           15,000          43,042
PITNEY BOWES INC           COM       724479100         371      9,275      X                                            9,275
PLANTRONICS                COM       727493108       5,703     49,376      X                                           49,376
PROVIDIAN FINANCIAL        COM       74406A102       3,580     39,775      X                                           39,775
RALSTON PURINA             COM       751277302       3,607    180,940      X                                          180,940
RAYMOND JAMES FINL         COM       754730109       1,733     77,018      X                                           77,018
ROWAN                      COM       779382100         574     18,900      X                                           18,900
S B C COMMUNICATIONS       COM       78387G103         424      9,798      X                                            9,798
SAFEWAY                    COM       786514208       5,284    117,100      X                           14,100         103,000
SCHERING-PLOUGH            COM       806605101       6,021    119,233      X                                          119,233
SEAGATE TECHNOLOGY         COM       811804103       1,843     33,508      X                                           33,508
SEALED AIR                 COM       812115103         359      6,850      X                                            6,850
SUPERIOR INDUSTRIES        COM       868168105         926     35,945      X                           12,000          23,945
TEXAS INSTRUMENTS          COM       882508104       1,398     20,350      X                                           20,350
TIDEWATER                  COM       886423102         884     24,550      X                           16,000           8,550
U S BANCORP                COM       902973106       1,769     91,921      X                                           91,921
UNION CARBIDE              COM       905581104         854     17,250      X                            8,600           8,650
UNITED TECHNOLOGIES        COM       913017109       1,803     30,627      X                                           30,627
WACHOVIA                   COM       929771103         322      5,940      X                                            5,940
WATERS                     COM       941848103       5,011     40,150      X                            5,000          35,150
WELLS FARGO                COM       949746101         316      8,150      X                                            8,150
WORLD COM                  COM       98155K102         655     14,269      X                           11,550           2,719